Variable Interest Entity (“VIE”) - Schedule of Condensed Income Statement (Details) - Variable Interest Entity, Primary Beneficiary [Member]	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Condensed Income Statement [Line Items]
Operating revenues	¥ 437,235	$ 60,825	¥ 2,779,482	¥ 32,112,603
Gross profit	154,316	21,467	(210,922)	14,442,464
Income (loss) from operations	(41,055,473)	(5,711,351)	(285,922,484)	589,775
Net income (loss)	¥ (36,977,304)	$ (5,144,024)	¥ (286,436,377)	¥ 5,700,402